Debt, Convertible Notes, and Warrants - Summary of the Company's Debt Balance And Outstanding (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 05, 2020	Jun. 21, 2019	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Net Carrying Value Long-term					$ 96,000
Planet Labs Inc.
Debt Instrument [Line Items]
Net Carrying Value Long-term			$ 174,925,000	$ 163,856,000
Net Carrying Value Principal Balance			6,035,000	6,035,000
Planet Labs Inc. | Venture Tranche B [Member]
Debt Instrument [Line Items]
Net Carrying Value Current			7,841,000	8,244,000
Net Carrying Value Long-term
Net Carrying Value Principal Balance			$ 6,035,000	6,035,000
Contractual Interest Rate
Planet Labs Inc. | 2020 Convertible Notes [Member]
Debt Instrument [Line Items]
Net Carrying Value Current			$ 102,112,000
Net Carrying Value Long-term				92,968,000
Net Carrying Value Principal Balance			$ 71,125,000	$ 71,125,000
Contractual Interest Rate			6.00%	6.00%
Maturity Date			Jun. 22, 2022	Jun. 22, 2022
Planet Labs Inc. | SVB & Hercules Loan [Member]
Debt Instrument [Line Items]
Net Carrying Value Current			$ 64,972,000
Net Carrying Value Long-term				$ 62,644,000
Net Carrying Value Principal Balance	$ 15,000,000	$ 50,000,000	$ 66,950,000	$ 66,950,000
Contractual Interest Rate	11.00%	11.00%	11.00%	11.00%
Maturity Date	Jun. 21, 2022	Jun. 30, 2022	Jun. 21, 2022	Jun. 21, 2022